Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	2 Months Ended	5 Months Ended		9 Months Ended	11 Months Ended			12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Jun. 07, 2017	Jun. 05, 2015	Oct. 31, 2017	Nov. 30, 2016	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage expenses									$ 651,000	$ 1,711,000	$ 39,727,000
Navios Apollon | Extended charter hire agreement
Date of agreement									Apr. 30, 2015
Lease term									one year
Charter hire daily rate									$ 12,500
Profit sharing, Percentage allocation based on earnings									50.00%
Navios Libra | Extended charter hire agreement
Date of agreement									Apr. 30, 2015
Lease term									one year
Charter hire daily rate									$ 12,000
Profit sharing, Percentage allocation based on earnings									50.00%
Navios Felicity | Extended charter hire agreement
Date of agreement									Apr. 30, 2015
Lease term									one year
Charter hire daily rate									$ 12,000
Profit sharing, Percentage allocation based on earnings									50.00%
Navios Hope | Extended charter hire agreement
Date of agreement									Apr. 30, 2015
Lease term									one year
Charter hire daily rate									$ 10,000
Profit sharing, Percentage allocation based on earnings									50.00%
Navios Fantastiks | Charter hire agreement
Charter hire daily rate									$ 12,500
Navios Gemini | Charter hire agreement
Charter hire daily rate									7,600
Navios Pollux | Charter hire agreement
Charter hire daily rate									11,400
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion | Charter hire agreement
Charter hire daily rate									$ 12,000
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Lease term									9 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Lease term									12 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Charter hire agreement
Profit sharing, Percentage allocation based on earnings									50.00%
Navios Fulvia | Charter hire agreement
Date of agreement									Nov. 30, 2016
Charter hire daily rate									$ 11,500
Duration of agreements						3 months
Navios Partners
Termination date of the administrative services agreement									December 31, 2022
Management fees									$ 62,157	59,209	56,504
Terms of reimbursement of fees and expenses under the management agreement									Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the management agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.
Navios Partners | Ultra-Handymax vessel
Daily management fee	$ 4,000	$ 4,200			$ 4,100
Navios Partners | Panamax vessel
Daily management fee	4,100	4,300			4,200
Navios Partners | Capesize vessel
Daily management fee	5,100	5,250			5,250
Navios Partners | Container vessel of 6,800 TEU
Daily management fee	6,500	6,700			6,700
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee	7,200	7,400			7,400
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee	$ 8,500	$ 8,750			$ 8,750
Navios Acquisition
Termination date of the administrative services agreement									May 2020
Management fees									$ 94,973,000	97,866,000	95,336,000
Navios Acquisition | Amendement of management agreement
Termination date of the administrative services agreement									May 31, 2018
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Extended management agreement
Daily management fee									$ 6,000
Duration of agreements									2 years
Navios Acquisition | MR2 product tanker and chemical tanker vessel | Amendement of management agreement
Daily management fee									$ 6,350
Navios Acquisition | LR1 product tanker vessel | Extended charter hire agreement
Daily management fee									$ 7,000
Duration of agreements									2 years
Navios Acquisition | LR1 product tanker vessel | Amendement of management agreement
Daily management fee									$ 7,150
Navios Acquisition | VLCC vessel | Extended management agreement
Daily management fee									$ 9,500
Duration of agreements									2 years
Navios Acquisition | VLCC vessel | Amendement of management agreement
Daily management fee									$ 9,500
Navios Europe I
Management fees									21,472,000	20,855,000	20,383,000
Navios Europe I | Management agreement
Duration of agreements								6 years
Navios Midstream
Management fees									$ 20,805,000	20,862,000	17,613,000
Navios Midstream | Management agreement
Duration of agreements							5 years
Navios Midstream | VLCC vessel | Management agreement
Termination date of the administrative services agreement									Dec. 31, 2018
Daily management fee									$ 9,500
Navios Europe II
Management fees									22,055,000	$ 23,527,000	$ 9,581,000
Navios Europe II | Management agreement
Duration of agreements				6 years
Navios Containers | Management agreement
Management fees									$ 16,702,000
Duration of agreements			5 years
Navios Containers | Automatic extension of management agreement
Duration of agreements									5 years
Navios Containers | Container vessel of 4,250 TEU
Daily management fee									$ 6,100
Navios Containers | Container vessel of 3,450 TEU
Daily management fee									6,100
Navios Containers | Container vessel of 5,500 TEU
Daily management fee									$ 6,100